Hedging Financial Instruments - Summary of Information Relating to Hedges for Foreign Currency Risk (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 JPY (¥)
Disclosure of detailed information about financial instruments [line items]
Change in Value Used for Calculating Hedged Ineffectiveness	$ 39,900,000	$ 1.3	$ 0	$ (41,400,000)
Bank loans [member] | Hedges of net investments in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥					¥ 124,500
Annual Interest Rate	0.00%	0.00%
Maturity	April 2024	April 2024
Balance in Other Equity (Continuing Hedges)	$ 618.2
Change in Value Used for Calculating Hedged Ineffectiveness	618.2
Forward exchange contracts [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Change in Value Used for Calculating Hedged Ineffectiveness	39,900,000			(41,400,000)
Forward interest rate contracts [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Change in Value Used for Calculating Hedged Ineffectiveness			1,379,100,000	132,500,000
Forecast Transaction Capital Expenditures [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Change in Value Used for Calculating Hedged Ineffectiveness	(39,900,000)			41,400,000
Forecast Transaction Relates To Issuance of Debts [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Change in Value Used for Calculating Hedged Ineffectiveness			$ (1,379,100,000)	$ (132,500,000)
Net investments in foreign operations [member] | Hedges of net investments in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in Value Used for Calculating Hedged Ineffectiveness	$ (618.2)